UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Carl Domino, Inc.
Address:  251 Royal Palm Way, Suite 601
          Palm Beach, FL 33480


Form 13F File Number:  028-12146

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. Dixon
Title:    Chief Compliance Officer/ Chief Operating Officer
Phone:    (561) 833-2882

Signature, Place, and Date of Signing:

     /s/ Michael J. Dixon            Palm Beach, FL              July 6, 2011
     --------------------            --------------              ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          159
                                         -----------

Form 13F Information Table Value Total:  $   152,546
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
---------------------------  ------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF                VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
      NAME OF ISSUER            CLASS        CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
---------------------------  ------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
3M CO COM                    COMMON STOCK  88579Y101     2,511    26,475  SH         Sole                   26,475
ABBOTT LABORATORIES          COMMON STOCK  002824100     2,026    38,495  SH         Sole                   38,495
ABIOMED, INC.                COMMON STOCK  003654100       243    15,000  SH         Sole                   15,000
ACXIOM CORPORATION           COMMON STOCK  005125109       144    11,000  SH         Sole                   11,000
ADOBE SYSTEMS INCORPORATED   COMMON STOCK  00724F101       252     8,000  SH         Sole                    8,000
AKAMAI TECHNOLOGIES COM      COMMON STOCK  00971T101       409    13,000  SH         Sole                   13,000
ALLSCRIPTS HEALTHCARE
  SOLUTION                   COMMON STOCK  01988P108       280    14,400  SH         Sole                   14,400
AMERICAN CAPITAL AGENCY
  CORP                       COMMON STOCK  02503X105       951    32,675  SH         Sole                   32,675
AMERICAN EXPRESS COMPANY     COMMON STOCK  025816109     2,792    54,010  SH         Sole                   54,010
AMGEN INC COM                COMMON STOCK  031162100       581     9,953  SH         Sole                    9,953
AMYLIN PHARMACEUTICALS,
  INC.                       COMMON STOCK  032346108       240    18,000  SH         Sole                   18,000
AMYRIS INC COM               COMMON STOCK  03236M101       281    10,000  SH         Sole                   10,000
ANTARES PHARMA INC           COMMON STOCK  036642106       122    55,000  SH         Sole                   55,000
APACHE CORP COM              COMMON STOCK  037411105       902     7,313  SH         Sole                    7,113               200
APPLE INC                    COMMON STOCK  037833100       463     1,379  SH         Sole                    1,379
AT&T INC COM                 COMMON STOCK  00206R102       892    28,396  SH         Sole                   28,296               100
AVON PRODUCTS INC COM        COMMON STOCK  054303102     1,977    70,610  SH         Sole                   70,610
BANK OF AMERICA CORP         COMMON STOCK  060505104       540    49,296  SH         Sole                   48,296             1,000
BAXTER INTL INC COM          COMMON STOCK  071813109     1,935    32,410  SH         Sole                   32,410
BB&T CP                      COMMON STOCK  054937107     2,030    75,650  SH         Sole                   75,650
BRISTOL MYERS SQUIBB COM     COMMON STOCK  110122108     2,166    74,788  SH         Sole                   74,788
CALGON CARBON CORP           COMMON STOCK  129603106       471    27,706  SH         Sole                   27,706
CALIFORNIA PIZZA KITCHEN
  INC                        COMMON STOCK  13054D109       321    17,394  SH         Sole                   17,394
CATERPILLAR INC DEL COM      COMMON STOCK  149123101     3,083    28,960  SH         Sole                   28,960
CHARDAN SOUTH CHINA
  ACQUISITIO                 COMMON STOCK  G04136100        62    36,889  SH         Sole                   36,889
CHESAPEAKE ENERGY CORP.      COMMON STOCK  165167107       208     7,000  SH         Sole                    7,000
CHEVRON CORP                 COMMON STOCK  166764100     2,892    28,126  SH         Sole                   28,126
CHIMERA INVESTMENT
  CORPORATION                COMMON STOCK  16934Q109       192    55,450  SH         Sole                   55,450
CHINA MOBILE LIMITED         COMMON STOCK  16941M109       479    10,248  SH         Sole                   10,248
CISCO SYS INC COM            COMMON STOCK  17275R102       421    26,981  SH         Sole                   26,581               400
CLEAR CHANNEL OUTDOOR CL A   COMMON STOCK  18451C109       372    29,300  SH         Sole                   29,300
CODEXIS INC COM              COMMON STOCK  192005106       112    11,599  SH         Sole                   11,599
COLGATE PALMOLIVE CO         COMMON STOCK  194162103     1,928    22,055  SH         Sole                   22,055
COMPUTER SCIENCES CP         COMMON STOCK  205363104     1,875    49,392  SH         Sole                   49,392
CONOCOPHILLIPS COM           COMMON STOCK  20825C104     2,923    38,870  SH         Sole                   38,870
CORRECTIONS CORP OF AMERICA  COMMON STOCK  22025Y407       449    20,755  SH         Sole                   20,755
CREE INC COM                 COMMON STOCK  225447101       317     9,425  SH         Sole                    8,950               475
CTC MEDIA, INC               COMMON STOCK  12642x106     2,320   108,803  SH         Sole                  108,803
D R HORTON INC COM           COMMON STOCK  23331A109       242    21,000  SH         Sole                   21,000
DEERE & CO COM               COMMON STOCK  244199105     2,126    25,782  SH         Sole                   25,782
DG FASTCHANNEL, INC.         COMMON STOCK  23326R109       288     9,000  SH         Sole                    9,000
DOW CHEMICAL CO COM          COMMON STOCK  260543103     2,476    68,764  SH         Sole                   68,764
DU PONT E I DE NEMOURS COM   COMMON STOCK  263534109     3,252    60,166  SH         Sole                   60,166
DUKE ENERGY CORP COM         COMMON STOCK  26441C105       309    16,400  SH         Sole                   16,100               300
E M C CORP MASS COM          COMMON STOCK  268648102       817    29,655  SH         Sole                   29,655
E*TRADE FINANCIAL
  CORPORATION                COMMON STOCK  269246401       138    10,000  SH         Sole                   10,000
EMERSON ELEC CO COM          COMMON STOCK  291011104     2,147    38,165  SH         Sole                   38,165
ENERGY CONVERSION DEVICES,
  INC                        COMMON STOCK  292659109        37    31,650  SH         Sole                   31,650
EXXON MOBIL CORP COM         COMMON STOCK  30231G102     1,131    13,894  SH         Sole                   13,694               200
F5 NETWORKS INC              COMMON STOCK  315616102       331     3,000  SH         Sole                    3,000
FORD MTR CO DEL COM PAR
  $0.01                      COMMON STOCK  345370860       647    46,895  SH         Sole                   46,895
FOSTER WHEELER AG            COMMON STOCK  H27178104       247     8,127  SH         Sole                    8,127
FTI CONSULTING INC COM       COMMON STOCK  302941109       388    10,228  SH         Sole                   10,228
GANNETT INC COM              COMMON STOCK  364730101       215    15,000  SH         Sole                   15,000
GARMIN LTD.                  COMMON STOCK  H2906T109     1,397    42,295  SH         Sole                   42,295
GENERAL ELEC CO COM          COMMON STOCK  369604103     2,556   135,529  SH         Sole                  135,429               100
GERON CORP                   COMMON STOCK  374163103       105    26,100  SH         Sole                   26,100
GILEAD SCIENCES INC COM      COMMON STOCK  375558103       652    15,753  SH         Sole                   15,353               400
GOOGLE INC CL A              COMMON STOCK  38259P508       562     1,109  SH         Sole                    1,109
GT ADVANCED TECHNOLOGIES     COMMON STOCK  3623E0209       751    46,365  SH         Sole                   46,365
HALLIBURTON CO               COMMON STOCK  406216101       373     7,313  SH         Sole                    7,013               300
HANCOCK HLDG CO COM          COMMON STOCK  410120109     1,771    57,180  SH         Sole                   57,180
HARLEY-DAVIDSON INC          COMMON STOCK  412822108     2,550    62,232  SH         Sole                   62,232
HARRIS CP                    COMMON STOCK  413875105     2,169    48,130  SH         Sole                   48,130
HAWAIIAN ELEC INDS COM       COMMON STOCK  419870100       397    16,497  SH         Sole                   16,497
HEALTHWAYS, INC.             COMMON STOCK  422245100       167    11,000  SH         Sole                   11,000
HOME DEPOT INC               COMMON STOCK  437076102     2,715    74,946  SH         Sole                   74,446               500
HUMAN GENOME SCIENCES COM    COMMON STOCK  444903108       270    11,000  SH         Sole                   11,000
HUNTINGTON BANCSHARES
  INCORPOR                   COMMON STOCK  446150104       165    25,100  SH         Sole                   25,100
HUNTSMAN CORP                COMMON STOCK  447011107     3,850   204,225  SH         Sole                  204,225
ICAD INC COM                 COMMON STOCK  44934S107       111   104,299  SH         Sole                  104,299
IDERA PHARMACEUTICALS COM    COMMON STOCK  45168K306       616    26,966  SH         Sole                   26,966
IMPATH INC COM               COMMON STOCK  45255g101         0    31,500  SH         Sole                   31,500
INCO LTD COM                 COMMON STOCK  453258402       470    12,000  SH         Sole                   12,000
INTEL CORP COM               COMMON STOCK  458140100       699    31,530  SH         Sole                   30,930               600
INTRALINKS HLDGS INC COM     COMMON STOCK  46118H104       259    15,000  SH         Sole                   15,000
IROBOT CORP COM              COMMON STOCK  462726100       318     9,000  SH         Sole                    9,000
JOHNSON & JOHNSON COM        COMMON STOCK  478160104     2,766    41,581  SH         Sole                   41,281               300
JPMORGAN & CHASE & CO COM    COMMON STOCK  46625H100     2,028    49,525  SH         Sole                   49,525
KIMBERLY CLARK               COMMON STOCK  494368103     2,007    30,147  SH         Sole                   30,147
KINDER MORGAN ENERGY
  PARTNERS,                  COMMON STOCK  494550106       265     3,650  SH         Sole                    3,650
KRAFT FOODS INC CL A         COMMON STOCK  50075N104       532    15,098  SH         Sole                   15,098
LEVEL 3 COMMUNICTIONS COM    COMMON STOCK  52729N100       293   120,000  SH         Sole                  120,000
LIBERTY GLOBAL INC COM SER
  C                          COMMON STOCK  530555309       537    12,582  SH         Sole                   12,582
LUNA INOVATIONS              COMMON STOCK  550351100        33    20,000  SH         Sole                   20,000
MARATHON OIL CORP COM        COMMON STOCK  565849106     3,271    62,095  SH         Sole                   62,095
MASCO CORP COM               COMMON STOCK  574599106     1,776   147,655  SH         Sole                  147,655
MASTEC INC COM               COMMON STOCK  576323109       341    17,300  SH         Sole                   17,300
MAXIM INTEGRATED PRODS INC   COMMON STOCK  57772K101     2,572   100,645  SH         Sole                  100,645
MBIA INC COM                 COMMON STOCK  55262C100       226    26,000  SH         Sole                   26,000
MCDONALDS CORPORATION        COMMON STOCK  580135101     2,244    26,611  SH         Sole                   26,511               100
MEMC ELECTRONIC MATERIALS,
  INC                        COMMON STOCK  552715104       119    14,000  SH         Sole                   14,000
MERCK & CO INC NEWCOM        COMMON STOCK  58933Y105     2,080    58,934  SH         Sole                   58,934
MGIC INVT CORP WIS COM       COMMON STOCK  552848103       176    29,500  SH         Sole                   29,500
MGM RESORTS INTERNATIONAL    COMMON STOCK  552953101       437    33,100  SH         Sole                   33,100
MICROSOFT CORP COM           COMMON STOCK  594918104       391    15,023  SH         Sole                   14,523               500
MID-AMER APT CMNTYS COM      COMMON STOCK  59522J103       294     4,355  SH         Sole                    4,355
MINATURA GOLD COM            COMMON STOCK  602521106         3    28,161  SH         Sole                   28,161
MOTRICITY, INC.              COMMON STOCK  620107102       371    48,000  SH         Sole                   48,000
MYREXIS, INC.                COMMON STOCK  62856h107       123    34,275  SH         Sole                   34,275
NASDAQ OMX GROUP             COMMON STOCK  631103108       337    13,325  SH         Sole                   13,325
NATURAL RESOURCE PARTNERS    COMMON STOCK  63900P103       388    11,699  SH         Sole                   11,699
NEUROCRINE BIOSCIENCES       COMMON STOCK  64125C109       322    40,000  SH         Sole                   40,000
NEW YORK CMNTY BANCORP COM   COMMON STOCK  649445103     1,921   128,170  SH         Sole                  128,170
NEXTERA ENERGY INC           COMMON STOCK  65339F309       235     4,527  SH         Sole                    4,527
NEXTERA ENERGY, INC.         COMMON STOCK  65339F101       445     7,750  SH         Sole                    7,750
NOKIA CORP SPONSORED ADR     COMMON STOCK  654902204       114    17,810  SH         Sole                   17,810
NORDSTROM INC                COMMON STOCK  655664100     2,195    46,757  SH         Sole                   46,757
NORTHROP GRUMMAN CORP COM    COMMON STOCK  666807102     2,427    35,002  SH         Sole                   35,002
NUANCE COMMUNICATIONS COM    COMMON STOCK  67020y100       324    15,107  SH         Sole                   15,107
NUCOR CP                     COMMON STOCK  670346105     1,812    43,955  SH         Sole                   43,955
OMNICELL, INC.               COMMON STOCK  68213n109       171    11,000  SH         Sole                   11,000
PALL CORP COM                COMMON STOCK  696429307     2,007    35,700  SH         Sole                   35,700
PARTNERRE LTD COM            COMMON STOCK  G6852T105       471     6,842  SH         Sole                    6,842
PAYCHEX INC                  COMMON STOCK  704326107     2,190    71,285  SH         Sole                   71,085               200
PEABODY ENERGY CORP COM      COMMON STOCK  704549104       339     5,750  SH         Sole                    5,500               250
PEPSICO INC COM              COMMON STOCK  713448108     3,322    47,166  SH         Sole                   46,766               400
PFIZER INC COM               COMMON STOCK  717081103       856    41,541  SH         Sole                   40,541             1,000
PITNEY BOWES INC COM         COMMON STOCK  724479100       202     8,800  SH         Sole                    8,800
PRICE T ROWE GROUP INC COM   COMMON STOCK  74144T108       333     5,525  SH         Sole                    5,525
PROCTER & GAMBLE CO COM      COMMON STOCK  742718109     2,478    38,984  SH         Sole                   38,984
PROLOGIS                     COMMON STOCK  74340W103     2,553    71,232  SH         Sole                   71,232
PROTALIX BIOTHERAPEUTICS
  INC                        COMMON STOCK  74365A101       125    20,000  SH         Sole                   20,000
PULSE ELECTRONICS
  CORPORATION                COMMON STOCK  74586W106       162    36,689  SH         Sole                   36,689
REGAL ENTERTAINMENT GROUP    COMMON STOCK  758766109     2,065   167,228  SH         Sole                  167,228
ROYAL CARIBBEAN CRUISE COM   COMMON STOCK  V7780T103       602    16,000  SH         Sole                   16,000
RPM INTL INC COM             COMMON STOCK  749685103       291    12,629  SH         Sole                   12,629
SAVIENT PHARMACEUTICALS INC  COMMON STOCK  80517Q100       135    18,000  SH         Sole                   18,000
SCHLUMBERGER LTD COM         COMMON STOCK  806857108       465     5,385  SH         Sole                    5,385
SILICON GRAPHICS INTL CORP   COMMON STOCK  82706L108       327    19,000  SH         Sole                   19,000
SIRIUS XM RADIO INC COM      COMMON STOCK  82967N108       417   190,500  SH         Sole                  190,500
SKYWORKS SOLUTIONS INC COM   COMMON STOCK  83088M102       598    26,020  SH         Sole                   26,020
SPDR BARCLAY HYB ETF         COMMON STOCK  78464A417       201     5,006  SH         Sole                    5,006
SPDR GOLD SHARES             COMMON STOCK  78463V107       334     2,285  SH         Sole                    2,285
STANDARD PACIFIC CORP.       COMMON STOCK  85375C101       188    56,000  SH         Sole                   56,000
SUNOCO, INC.                 COMMON STOCK  86764P109     2,218    53,185  SH         Sole                   53,185
SUPER MICRO COMPUTER INC     COMMON STOCK  86800U104       257    16,000  SH         Sole                   16,000
TD AMERITRADE HLDG CP COM    COMMON STOCK  87236y108       195    10,000  SH         Sole                   10,000
TEKELEC                      COMMON STOCK  879101103       173    19,000  SH         Sole                   19,000
TELESTONE TECHNOLOGIES
  CORP.                      COMMON STOCK  87953J102       156    25,000  SH         Sole                   25,000
TELLABS INC COM              COMMON STOCK  879664100       270    58,608  SH         Sole                   58,608
TENET HEALTHCARE CORP COM    COMMON STOCK  88033G100       354    56,700  SH         Sole                   56,700
TEVA PHARMACEUTCL INDS ADR   COMMON STOCK  881624209       746    15,473  SH         Sole                   15,473
TUPPERWARE BRANDS
  CORPORATION                COMMON STOCK  899896104     2,989    44,315  SH         Sole                   44,315
TYCO INTL LTD NEW COM        COMMON STOCK  H89128104     2,096    42,399  SH         Sole                   42,399
UNION PACIFIC CORP           COMMON STOCK  907818108     2,421    23,188  SH         Sole                   23,188
UNITED ONLINE, INC.          COMMON STOCK  911268100        69    11,480  SH         Sole                   11,480
UNITED PARCEL SERVICE INC    COMMON STOCK  911312106     2,297    31,493  SH         Sole                   31,493
VERIZON COMMUNICATIONS COM   COMMON STOCK  92343V104       393    10,558  SH         Sole                   10,558
VIMPELCOM LTD                COMMON STOCK  92719a106       128    10,000  SH         Sole                   10,000
VIRNETX HOLDING CORP COM
  STK U                      COMMON STOCK  92823T108       608    21,000  SH         Sole                   21,000
VIVUS, INC.                  COMMON STOCK  928551100       179    22,000  SH         Sole                   22,000
WALGREEN CO COM              COMMON STOCK  931422109     1,475    34,750  SH         Sole                   34,750
WARNER CHILCOTT PLC
  IRELAND SH                 COMMON STOCK  G94368100       217     9,000  SH         Sole                    9,000
WELLPOINT INC COM            COMMON STOCK  94973V107       228     2,900  SH         Sole                    2,700               200
WEYERHAEUSER CO COM          COMMON STOCK  962166104     2,153    98,502  SH         Sole                   98,502
WINDSTREAM CORP COM          COMMON STOCK  97381W104       411    31,748  SH         Sole                   31,748
SATYAM COMP SRVCS LTD ADR    COMMON STOCK  804098101       205    54,500  SH         Sole                   54,500
AMERICAN INTL GROUP INC WT   COMMON STOCK  026874156       195    19,139  SH         Sole                   19,139